Consolidated Statements of Profits and Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Retail and wholesale revenues	$ 586,219	$ 173,857
Management fee income	40,418	47,161
Total revenues	626,637	221,018
Cost of goods sold	311,148	102,386
Gross profit before impact of biological assets	315,489	118,632
Realized fair value amounts included in inventory sold	(149,586)	(74,757)
Unrealized fair value gain on growth of biological assets	224,610	97,738
Gross profit	390,513	141,613
Operating expenses:
Selling, general and administrative	227,274	121,022
Share-based compensation	30,879	16,607
Depreciation and amortization	68,676	31,701
Total operating expenses	326,829	169,330
Income (loss) from operations	63,684	(27,717)
Other income (expense):
Interest income	6,484	9,938
Interest expense	(47,903)	(18,396)
Interest expense related to lease liabilities	(21,099)	(6,357)
Gain on investment	37,560
Other expenses	(16,683)	(3,257)
Total other expense	(41,641)	(18,072)
Income (loss) before provision for income taxes	22,043	(45,789)
Income tax expense	(83,371)	(24,059)
Net loss	(61,328)	(69,848)
Less: Net income (loss) attributable to non-controlling interest	407	(2,604)
Net loss attributable to Curaleaf Holdings, Inc.	$ (61,735)	$ (67,244)
Loss per share attributable to Curaleaf Holdings, Inc. - basic and diluted	$ (0.11)	$ (0.15)
Weighted average common shares outstanding - basic and diluted	557,192,899	462,911,053